Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Stock Option and other Equity Awards

We do not currently utilize stock options, SARs or similar option-like instruments as part of our equity incentive award program for our NEOs. Accordingly, our long-term equity incentive awards to NEOs currently take the form of restricted stock units and/or performance-based equity awards. Although we do not have a separate written policy that specifically addresses the timing of stock option, SAR or similar option-like awards to our NEOs, we do not grant these awards, or any other form of equity compensation, in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates for the purpose of affecting the value of any NEO award.

As discussed above, for annual grants of equity incentive compensation, once our Compensation Committee determines the target value of a recipient’s long-term equity incentive award, we establish the number of shares subject to the award by dividing the target value of the equity grant by the closing price of a share of our common stock on March 15 (or a higher price determined appropriate under the circumstances by our Compensation Committee). Annual equity awards are typically approved later during our annual compensation decision-making cycle at a regularly scheduled meeting of the Compensation Committee. We selected March 15 as the valuation date to avoid the appearance of market timing and because it is a consistent date year to year.

During 2025, none of our NEOs were granted options to purchase shares of our common stock, SARs or similar option-like instruments.

Award Timing, How MNPI Considered	Although we do not have a separate written policy that specifically addresses the timing of stock option, SAR or similar option-like awards to our NEOs, we do not grant these awards, or any other form of equity compensation, in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates for the purpose of affecting the value of any NEO award.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
		Estimated Future Payouts Under Non-Equity Incentive Plan Awards(1)			Estimated Future Payouts Under Equity Incentive Plan Awards(2)			All Other Stock Awards: Number	Grant Date Fair Value of Stock
Name	Grant Date	Threshold ($)	Target ($)	Maximum ($)	Threshold (#)	Target (#)	Maximum (#)	of Shares of Stock or Units (#)(3)	and Option Awards ($)(4)
Bryon T. McGregor	3/31/2025	$169,304	$445,536	$801,965
	3/31/2025				31,100	155,500	311,000		$177,270
	3/31/2025							155,500	$177,270

Todd E. Benton	3/31/2025	$81,396	$214,200	$385,560
	3/31/2025				11,100	55,500	111,000		$63,270
	3/31/2025							55,500	$63,270

Robert R. Olander	3/31/2025	$84,419	$222,156	$399,881
	3/31/2025				11,100	55,500	111,000		$63,270
	3/31/2025							55,500	$63,270

Auste M. Graham	3/31/2025	$84,652	$222,768	$400,982
	3/31/2025				9,567	47,834	95,668		$54,531
	3/31/2025							47,834	$54,531

James R. Sneed	3/31/2025	$84,324	$221,903	$399,426
	3/31/2025				9,567	47,834	95,668		$54,531
	3/31/2025							47,834	$54,531
(1)	The amounts represent the “threshold,” “target” and “maximum” annual incentive award payout for the January 1, 2025 to December 31, 2025 performance period under our performance-based component of our annual cash incentive compensation plan and assume full achievement of the NEO’s individual performance element. The actual 2025 payout is reported in the “Summary Compensation Table” above under the “Non-Equity Incentive Plan Compensation” column.
(2)	The equity incentive awards reported in the table represent shares of stock that may be granted under our 2016 Stock Incentive Plan. The amounts represent the “threshold,” “target” and “maximum” incentive award payout for the January 1, 2025 to December 31, 2027 performance period under the performance-based portion of our long-term equity incentive compensation plan. At the time of the award, the NEO would be eligible to earn up to 33% of the shares for 2025, up to 33% of the shares for 2026 and up to 34% of the shares for 2027 based on our attainment of preestablished Adjusted EBITDA ROA levels for the corresponding year, or such other preestablished performance metrics selected by our Compensation Committee, all of which, to the extent earned, would vest in early 2028 based on the NEO’s continued service through that period. NEOs are eligible to earn the portion of the shares allocated for 2025, subject to satisfying the time-based vesting requirement, because our Adjusted EBITDA ROA met the minimum threshold for 2025.
(3)	The stock awards reported in the table represent shares of stock granted under our 2016 Stock Incentive Plan. The awards vested as to 33% of the shares on April 1, 2026 and vest as to 33% and 34% of the shares on April 1, 2027 and 2028, respectively.
(4)	For equity incentive plan awards, the dollar value of plan awards represents the grant date fair value calculated based on the “target” number of shares multiplied by the fair market value of our common stock on the grant date. The dollar value of all other grants of common stock shown represents the grant date fair value calculated based number of shares granted multiplied by the fair market value of our common stock on the grant date. The actual value that the NEO will realize will depend on the price per share of our common stock at the time the shares are sold. There is no assurance that the actual value realized by the NEO will be at or near the grant date fair value of the shares awarded.

Bryon T. McGregor [Member]
Awards Close in Time to MNPI Disclosures
Name	Bryon T. McGregor
Underlying Securities	155,500	[1]
Fair Value as of Grant Date	$ 177,270	[2]
Bryon T. McGregor One [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 177,270	[2]
Todd E. Benton [Member]
Awards Close in Time to MNPI Disclosures
Name	Todd E. Benton
Underlying Securities	55,500	[1]
Fair Value as of Grant Date	$ 63,270	[2]
Todd E. Benton One [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 63,270	[2]
Robert R. Olander [Member]
Awards Close in Time to MNPI Disclosures
Name	Robert R. Olander
Underlying Securities	55,500	[1]
Fair Value as of Grant Date	$ 63,270	[2]
Robert R. Olander One [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 63,270	[2]
Auste M. Graham [Member]
Awards Close in Time to MNPI Disclosures
Name	Auste M. Graham
Underlying Securities	47,834	[1]
Fair Value as of Grant Date	$ 54,531	[2]
Auste M. Graham One [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 54,531	[2]
James R. Sneed [Member]
Awards Close in Time to MNPI Disclosures
Name	James R. Sneed
Underlying Securities	47,834	[1]
Fair Value as of Grant Date	$ 54,531	[2]
James R. Sneed One [Member]
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 54,531	[2]

[1]	The stock awards reported in the table represent shares of stock granted under our 2016 Stock Incentive Plan. The awards vested as to 33% of the shares on April 1, 2026 and vest as to 33% and 34% of the shares on April 1, 2027 and 2028, respectively.
[2]	For equity incentive plan awards, the dollar value of plan awards represents the grant date fair value calculated based on the “target” number of shares multiplied by the fair market value of our common stock on the grant date. The dollar value of all other grants of common stock shown represents the grant date fair value calculated based number of shares granted multiplied by the fair market value of our common stock on the grant date. The actual value that the NEO will realize will depend on the price per share of our common stock at the time the shares are sold. There is no assurance that the actual value realized by the NEO will be at or near the grant date fair value of the shares awarded.